Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Earnings Per Share

All figures in £ millions	2024	2023	2022
Earnings for the year	435	380	244
Non-controlling interest	(1)	(2)	(2)
Earnings attributable to equity shareholders	434	378	242
Weighted average number of shares (millions)	673.0	711.5	738.1
Effect of dilutive share options (millions)	11.0	5.8	3.9
Weighted average number of shares (millions) for diluted earnings	684.0	717.3	742.0
Earnings per share (in pence per share)
Basic	64.5p	53.1p	32.8p
Diluted	63.5p	52.7p	32.6p